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                               THE MAINSTAY FUNDS
                                51 Madison Avenue
                            New York, New York 10010


May 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The MainStay Funds (FILE NOS. 033-02610/ 811-04550)

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on May 1, 2003 as part of the Registrant's most recent registration statement, and
(ii) the text of the most recent amendment to the registration statement was filed electronically on May 1, 2003.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973.394.4439.


Very truly yours,


/s/ John K. Forst
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John K. Forst, Assistant Secretary